Marketable Securities (Contractual maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Marketable securities by contractual maturity
Due in one year or less	$ 1,071
Due after one year through five years	18
Due after five years through ten years	14
Total marketable securities	$ 1,103	$ 297